Document And Entity Information	Jul. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2024
Entity Registrant Name	Bumble Inc.
Entity Central Index Key	0001830043
Entity Emerging Growth Company	false
Entity File Number	001-40054
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3604367
Entity Address, Address Line One	1105 West 41st Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	512
Local Phone Number	696-1409
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	BMBL
Security Exchange Name	NASDAQ